Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Dec. 31, 2020
Other commitments
Maturity less than 1 year	SFr 31,096	SFr 23,880
Maturity greater than 1 year	105,515	101,114
Total gross amount	136,611	124,994
Total net amount	131,971	121,039
Collateral received	63,342	55,479
Unused revocable credit limits	144,958	130,877
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,446	3,915
Maturity greater than 1 year	82	97
Total gross amount	4,528	4,012
Total net amount	4,279	3,963
Collateral received	2,469	2,404
Loan commitments
Other commitments
Maturity less than 1 year	24,764	19,813
Maturity greater than 1 year	105,111	99,209
Total gross amount	129,875	119,022
Total net amount	125,484	115,116
Collateral received	60,786	53,039
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	71	17
Maturity greater than 1 year	0	0
Total gross amount	71	17
Total net amount	71	17
Collateral received	71	17
Other commitments
Other commitments
Maturity less than 1 year	1,815	135
Maturity greater than 1 year	322	1,808
Total gross amount	2,137	1,943
Total net amount	2,137	1,943
Collateral received	16	19
Bank
Other commitments
Maturity less than 1 year	31,096	23,880
Maturity greater than 1 year	105,515	101,114
Total gross amount	136,611	124,994
Total net amount	131,971	121,039
Collateral received	63,342	55,479
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,446	3,915
Maturity greater than 1 year	82	97
Total gross amount	4,528	4,012
Total net amount	4,279	3,963
Collateral received	2,469	2,404
Bank | Loan commitments
Other commitments
Maturity less than 1 year	24,764	19,813
Maturity greater than 1 year	105,111	99,209
Total gross amount	129,875	119,022
Total net amount	125,484	115,116
Collateral received	60,786	53,039
Unused revocable credit limits	145,045	130,965
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	71	17
Maturity greater than 1 year	0	0
Total gross amount	71	17
Total net amount	71	17
Collateral received	71	17
Bank | Other commitments
Other commitments
Maturity less than 1 year	1,815	135
Maturity greater than 1 year	322	1,808
Total gross amount	2,137	1,943
Total net amount	2,137	1,943
Collateral received	SFr 16	SFr 19